UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2018

Date of reporting period:	7/31/2017

Item 1 – Reports to Stockholders

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2017, at the beginning of the period and held through the six-month period ended July 31, 2017.

Actual Expenses

The first line for each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =  8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Prudential Investment Portfolios 2	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Short-Term Bond Fund	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,012.30	0.03%	$0.15
Hypothetical	$1,000.00	$1,024.65	0.03%	$0.15

Prudential Core Ultra Short Bond Fund	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,005.10	0.01%	$0.05
Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05

Prudential Institutional Money Market Fund	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,004.70	0.07%	$0.35
Hypothetical	$1,000.00	$1,024.45	0.07%	$0.35

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending January 31, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

2	Visit our website at prudentialfunds.com

Prudential Core Short-Term Bond Fund

Schedule of Investments (unaudited)

as of July 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 68.4%

ASSET-BACKED SECURITIES 23.4%

Automobiles 3.9%
Ally Auto Receivables Trust,
Series 2016-2, Class A2	1.170%		10/15/18	467	$467,249
Series 2016-3, Class A2	1.190		12/17/18	2,321	2,320,261
Ally Master Owner Trust, Series 2017-3, Class A1	1.656	(c)	06/15/22	6,600	6,607,655
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090		03/15/19	862	861,285
BMW Vehicle Lease Trust, Series 2016-1, Class A2B	1.728	(c)	01/22/18	321	320,791
CarMax Auto Owner Trust,
Series 2015-4, Class A2B	1.826	(c)	04/15/19	550	550,068
Series 2016-1, Class A2B	1.756	(c)	04/15/19	1,480	1,481,459
Series 2016-2, Class A2B	1.696	(c)	06/17/19	1,182	1,183,294
Series 2016-3, Class A2	1.170		08/15/19	8,774	8,763,651
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2, 144A	1.470		04/15/19	924	923,537
Ford Credit Auto Lease Trust, Series 2016-A, Class A2B	1.766	(c)	11/15/18	1,826	1,826,837
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310		04/15/26	2,800	2,827,900
Ford Credit Floorplan Master Owner Trust A, Series 2014-4, Class A2	1.576	(c)	08/15/19	20,000	20,001,710
GM Financial Automobile Leasing Trust,
Series 2015-3, Class A2B	1.808	(c)	06/20/18	260	260,395
Series 2016-1, Class A2B	1.828	(c)	07/20/18	4,441	4,441,720
Series 2016-2, Class A2B	1.728	(c)	10/22/18	3,015	3,018,294
Series 2016-3, Class A2B	1.588	(c)	02/20/19	4,203	4,205,841
Series 2017-2, Class A2b	1.528	(c)	01/21/20	2,900	2,900,911
Hyundai Auto Lease Securitization Trust,
Series 2016-A, Class A2B, 144A	1.776	(c)	07/16/18	1,544	1,545,456
Series 2016-B, Class A2B, 144A	1.646	(c)	11/15/18	2,555	2,556,834
Series 2017-A, Class A2B, 144A	1.526	(c)	07/15/19	3,300	3,304,300
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A2B	1.786	(c)	07/16/18	3,937	3,938,929
Nissan Auto Lease Trust,
Series 2016-A, Class A2B	1.606	(c)	08/15/18	3,615	3,617,432
Series 2016-B, Class A2B	1.506	(c)	12/17/18	4,340	4,342,774
Series 2017-A, Class A2B	1.426	(c)	09/16/19	8,800	8,804,068
Nissan Master Owner Trust Receivables, Series 2017-B, Class A	1.656	(c)	04/18/22	20,000	20,064,830
SunTrust Auto Receivables Trust, Series 2015-1A, Class A3, 144A	1.420		09/16/19	1,744	1,743,908

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	3

Prudential Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
World Omni Auto Receivables Trust,
Series 2015-B, Class A2B	1.626	%(c)	07/15/19	834	$834,739
Series 2016-A, Class A2	1.320		12/16/19	3,211	3,210,674
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A2B	1.636	(c)	02/15/19	5,106	5,111,641

					122,038,443

Credit Cards 9.0%
American Express Credit Account Master Trust,
Series 2013-1, Class A	1.646	(c)	02/16/21	38,600	38,731,259
Series 2014-1, Class A	1.596	(c)	12/15/21	10,000	10,042,973
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	1.466	(c)	05/15/20	18,000	18,007,630
Bank of America Credit Card Trust,
Series 2014-A1, Class A	1.606	(c)	06/15/21	15,129	15,189,109
Series 2016-A1, Class A	1.616	(c)	10/15/21	14,400	14,475,027
Chase Issuance Trust,
Series 2013-A3, Class A3	1.506	(c)	04/15/20	3,725	3,731,166
Series 2013-A6, Class A6	1.646	(c)	07/15/20	28,000	28,077,314
Series 2015-A1, Class A1	1.546	(c)	02/18/20	19,000	19,025,945
Series 2017-A1, Class A	1.526	(c)	01/18/22	13,400	13,450,929
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8	5.650		09/20/19	6,030	6,060,892
Series 2013-A2, Class A2	1.507	(c)	05/26/20	20,500	20,536,295
Series 2013-A4, Class A4	1.647	(c)	07/24/20	10,000	10,032,018
Discover Card Execution Note Trust,
Series 2014-A1, Class A1	1.656	(c)	07/15/21	27,100	27,227,286
Series 2014-A4, Class A4	2.120		12/15/21	17,400	17,547,818
Series 2015-A1, Class A1	1.576	(c)	08/17/20	24,000	24,038,294
Series 2016-A2, Class A2	1.766	(c)	09/15/21	1,700	1,710,848
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	1.486	(c)	08/16/21	9,000	9,016,202

					276,901,005

Home Equity Loans 6.8%
ABFC Trust,
Series 2003-AHL1, Class A1	4.184		03/25/33	454	453,056
Series 2003-OPT1, Class A3	1.912	(c)	04/25/33	831	804,594
Series 2004-HE1, Class M1	2.132	(c)	03/25/34	844	828,935
Series 2004-OPT5, Class A4	2.482	(c)	06/25/34	6,081	5,935,443

See Notes to Financial Statements.

4

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	1.932	%(c)	01/25/35	1,464	$1,445,593
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2	3.782	(c)	11/25/33	93	91,326
Series 2003-OP1, Class M1	2.282	(c)	12/25/33	1,984	1,907,035
Series 2004-FM1, Class M1	2.132	(c)	09/25/33	424	415,271
Series 2004-OP1, Class M1	2.012	(c)	04/25/34	3,854	3,757,034
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-1, Class M1	2.582	(c)	02/25/33	6,223	6,152,891
Series 2003-8, Class M1	2.282	(c)	10/25/33	2,175	2,136,541
Series 2003-9, Class AV2	1.912	(c)	09/25/33	220	212,777
Series 2003-11, Class AV2	1.972	(c)	12/25/33	297	285,634
Series 2003-12, Class M1	2.357	(c)	01/25/34	332	327,618
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W2, Class M4	4.259	(c)	09/25/33	1,000	935,614
Series 2003-W3, Class M2	3.932	(c)	09/25/33	11,667	11,505,100
Series 2003-W4, Class M1	2.432	(c)	10/25/33	2,855	2,807,977
Series 2003-W5, Class M1	2.282	(c)	10/25/33	37	36,845
Series 2004-W5, Class M1	2.132	(c)	04/25/34	212	208,790
Series 2004-W6, Class AV2	2.132	(c)	05/25/34	412	402,235
Series 2004-W6, Class M1	2.057	(c)	05/25/34	436	423,160
Series 2004-W7, Class M1	2.057	(c)	05/25/34	14,591	14,360,651
Series 2004-W8, Class A2	2.192	(c)	05/25/34	94	94,317
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE6, Class A2	1.912	(c)	11/25/33	193	186,251
Series 2004-HE2, Class M1	2.057	(c)	04/25/34	248	236,152
Series 2004-HE3, Class M1	2.042	(c)	06/25/34	297	284,014
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE7, Class M1	2.132	(c)	08/25/34	4,738	4,568,879
Series 2004-HE10, Class M1	2.207	(c)	12/25/34	1,216	1,183,889
Bear Stearns Asset-Backed Securities Trust,
Series 2003-3, Class M1	2.462	(c)	06/25/43	650	641,758
Series 2004-1, Class M1	2.207	(c)	06/25/34	3,045	2,822,927
Series 2004-HE2, Class M1	2.132	(c)	03/25/34	4,246	4,098,958
CDC Mortgage Capital Trust,
Series 2003-HE3, Class M1	2.282	(c)	11/25/33	2,877	2,842,916
Series 2003-HE4, Class M1	2.207	(c)	03/25/34	983	966,819

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	5

Prudential Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Citigroup Global Markets Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	2.327	%(c)	03/25/32	1,617	$1,607,635
Conseco Finance Corp., Series 2001-C, Class M1	1.926	(c)	08/15/33	281	280,546
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2	4.082	(c)	12/25/32	89	88,259
Home Equity Asset Trust,
Series 2002-3, Class M1	2.582	(c)	02/25/33	692	681,135
Series 2002-4, Class M1	2.732	(c)	03/25/33	582	578,647
Series 2003-2, Class M1	2.552	(c)	08/25/33	1,218	1,199,165
Series 2003-3, Class M1	2.522	(c)	08/25/33	1,307	1,287,973
Series 2003-4, Class M1	2.432	(c)	10/25/33	6,542	6,443,089
Series 2003-8, Class M1	2.312	(c)	04/25/34	495	491,250
Series 2004-1, Class M1	2.177	(c)	06/25/34	9,337	9,232,427
Series 2004-2, Class M1	2.027	(c)	07/25/34	2,495	2,441,566
Series 2004-3, Class M1	2.087	(c)	08/25/34	1,935	1,902,197
HSBC Home Equity Loan Trust, Series 2007-3, Class M2	3.728	(c)	11/20/36	3,500	3,490,237
MASTR Asset-Backed Securities Trust,
Series 2004-OPT2, Class A1	1.932	(c)	09/25/34	806	756,991
Series 2004-OPT2, Class A2	1.932	(c)	09/25/34	170	157,370
Series 2004-WMC3, Class M1	2.057	(c)	10/25/34	2,056	1,981,195
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE2, Class A1A	2.032	(c)	08/25/35	51	45,882
Series 2004-HE2, Class M1	2.432	(c)	08/25/35	668	663,815
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC6, Class M1	2.732	(c)	11/25/32	444	442,004
Series 2003-HE1, Class M1	2.432	(c)	05/25/33	1,688	1,673,907
Series 2003-NC5, Class M1	2.507	(c)	04/25/33	3,238	3,215,876
Series 2003-NC5, Class M3	4.682	(c)	04/25/33	88	84,756
Series 2003-NC8, Class M1	2.282	(c)	09/25/33	1,409	1,398,078
Series 2003-NC8, Class M2	3.857	(c)	09/25/33	111	107,502
Series 2003-NC10, Class M1	2.252	(c)	10/25/33	290	287,166
Series 2004-HE1, Class A4	1.972	(c)	01/25/34	1,253	1,244,566
Series 2004-HE5, Class M1	2.177	(c)	06/25/34	934	910,418
Series 2004-HE7, Class M1	2.132	(c)	08/25/34	3,607	3,502,190
Series 2004-HE8, Class M1	2.192	(c)	09/25/34	19,810	19,240,871
Series 2004-NC1, Class M1	2.282	(c)	12/27/33	1,052	1,026,281
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2002-AM2, Class M1	2.357	(c)	05/25/32	437	436,329
Series 2002-AM3, Class M2	4.232	(c)	02/25/33	66	65,132
Series 2002-NC5, Class M1	2.642	(c)	10/25/32	592	589,147

See Notes to Financial Statements.

6

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Morgan Stanley Dean Witter Capital I, Inc., (cont’d.)
Series 2002-NC5, Class M2	3.632	%(c)	10/25/32	51	$47,424
Series 2003-NC3, Class M1	2.582	(c)	03/25/33	596	593,509
New Century Home Equity Loan Trust,
Series 2003-4, Class M1	2.357	(c)	10/25/33	4,054	3,965,279
Series 2003-6, Class M1	2.312	(c)	01/25/34	6,463	6,418,134
Series 2004-1, Class M1	2.117	(c)	05/25/34	4,845	4,664,700
Series 2004-3, Class M1	2.162	(c)	11/25/34	12,150	11,554,407
Series 2004-4, Class M1	1.997	(c)	02/25/35	13,230	12,725,979
Option One Mortgage Loan Trust,
Series 2004-1, Class M1	2.132	(c)	01/25/34	1,564	1,483,011
Series 2004-2, Class M1	2.027	(c)	05/25/34	3,764	3,627,574
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	2.092	(c)	06/25/33	299	288,682
Residential Asset Securities Corp. Trust,
Series 2004-KS1, Class AI5	5.721	(c)	02/25/34	3,084	3,155,414
Series 2004-KS3, Class AI5	5.270	(c)	04/25/34	5,240	5,460,652
Series 2004-KS5, Class AI5	4.974	(c)	06/25/34	9,456	9,459,114
Saxon Asset Securities Trust,
Series 2001-2, Class M1	2.011	(c)	03/25/31	443	383,240
Series 2001-3, Class M1	2.402	(c)	07/25/31	38	38,064
Series 2003-3, Class M2	3.632	(c)	12/25/33	81	74,266
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	2.012	(c)	02/25/34	3,814	3,749,411
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	1.997	(c)	02/25/35	1,736	1,666,174
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	2.072	(c)	10/25/34	24	23,873

					210,293,509

Residential Mortgage-Backed Securities 3.4%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R5, Class M1	2.102	(c)	07/25/34	695	674,989
Series 2005-R9, Class AF4	5.444	(c)	11/25/35	157	156,702
Series 2005-R9, Class AF5	5.818	(c)	11/25/35	1,808	1,845,026
Series 2005-R11, Class A2D	1.562	(c)	01/25/36	85	84,372
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	3.032	(c)	07/25/32	80	79,057

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	7

Prudential Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Chase Funding Trust,
Series 2002-2, Class 2A1	1.732	%(c)	05/25/32	404	$377,753
Series 2003-1, Class 2A2	1.892	(c)	11/25/32	561	541,448
Series 2003-2, Class 2A2	1.792	(c)	02/25/33	406	363,637
Countrywide Asset-Backed Certificates,
Series 2002-3, Class M1	2.357	(c)	03/25/32	10	10,162
Series 2003-2, Class 3A	1.733	(c)	08/26/33	427	389,059
Series 2003-BC4, Class M1	2.282	(c)	07/25/33	259	253,520
Series 2004-1, Class M1	1.982	(c)	03/25/34	659	657,552
Series 2004-ECC1, Class M1	2.177	(c)	11/25/34	2,581	2,489,426
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB5, Class M1	2.252	(c)	11/25/33	819	798,520
Series 2004-CB3, Class M1	2.012	(c)	03/25/34	415	401,408
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860	(c)	08/25/33	113	113,009
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	2.102	(c)	11/25/34	8,776	8,671,221
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	1.952	(c)	08/25/34	270	263,102
Fremont Home Loan Trust,
Series 2003-B, Class M1	2.282	(c)	12/25/33	438	429,453
Series 2004-1, Class M1	1.907	(c)	02/25/34	1,882	1,828,599
Series 2004-2, Class M1	2.087	(c)	07/25/34	853	816,803
Series 2004-B, Class M1	2.102	(c)	05/25/34	5,074	4,842,154
Series 2004-C, Class M1	2.207	(c)	08/25/34	4,487	4,369,394
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	1.952	(c)	10/25/35	407	407,225
GSAMP Trust,
Series 2003-FM1, Class M2	4.003	(c)	03/20/33	64	62,864
Series 2004-FM1, Class M1	2.207	(c)	11/25/33	4,823	4,762,554
Series 2004-FM1, Class M2	3.332	(c)	11/25/33	47	47,139
Series 2004-NC1, Class M1	2.057	(c)	03/25/34	2,416	2,304,754
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	1.482	(c)	03/25/36	1,400	1,268,100
Long Beach Mortgage Loan Trust,
Series 2003-3, Class M1	2.357	(c)	07/25/33	1,268	1,220,450
Series 2003-4, Class M1	2.252	(c)	08/25/33	1,317	1,297,121
Series 2004-1, Class M1	1.982	(c)	02/25/34	16,616	16,552,348
Series 2004-2, Class M1	2.027	(c)	06/25/34	4,592	4,465,280
Series 2004-3, Class M1	2.087	(c)	07/25/34	3,748	3,628,567

See Notes to Financial Statements.

8

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC2, Class M2	4.082	%(c)	02/25/34	237	$237,673
Series 2004-WMC1, Class M2	2.882	(c)	10/25/34	1,335	1,328,988
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC5, Class M1	2.132	(c)	05/25/34	592	571,545
Series 2004-WMC2, Class M1	2.147	(c)	07/25/34	1,262	1,233,604
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.497	(c)	09/25/34	812	806,211
Quest Trust, Series 2006-X2, Class A2, 144A	1.522	(c)	08/25/36	4,618	3,784,356
Residential Asset Mortgage Product Trust, Series 2004-RS8, Class AI5	6.121	(c)	08/25/34	5,936	6,073,818
Saxon Asset Securities Trust, Series 2004-2, Class AF3	4.716	(c)	08/25/35	1,922	1,933,754
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1	2.432	(c)	01/25/34	213	213,052
Series 2003-BC3, Class M1	2.207	(c)	08/25/34	4,376	4,257,487
Series 2004-BC4, Class A1B	2.032	(c)	10/25/35	786	766,692
Structured Asset Investment Loan Trust,
Series 2003-BC1, Class A2	1.912	(c)	01/25/33	169	164,617
Series 2004-2, Class A4	1.937	(c)	03/25/34	12,223	11,821,243
Series 2004-4, Class A4	2.032	(c)	04/25/34	3,782	3,757,343
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A	1.432	(c)	12/25/35	172	171,725

					103,594,876

Student Loans 0.3%
Navient Student Loan Trust,
Series 2016-2A, Class A1, 144A	1.982	(c)	06/25/65	1,143	1,146,449
Series 2016-3A, Class A1, 144A	1.832	(c)	06/25/65	1,724	1,726,892
Series 2016-6A, Class A1, 144A	1.712	(c)	03/25/66	2,036	2,040,732
Series 2017-1A, Class A1, 144A	1.632	(c)	07/26/66	4,482	4,485,240

					9,399,313

TOTAL ASSET-BACKED SECURITIES (cost $674,855,111)					722,227,146

CERTIFICATE OF DEPOSIT 0.8%
Svenska Handelsbanken (Sweden) (cost $25,000,000)	1.581	(c)	02/12/19	25,000	24,992,425

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	9

Prudential Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 14.1%
Banc of America Commercial Mortgage Trust, Series 2008-1, Class A1A	6.222	%(c)	02/10/51	24,857	$25,050,289
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A2	1.987		04/10/46	19,500	19,544,468
Series 2013-GC15, Class A2	3.161		09/10/46	8,712	8,826,219
Series 2013-GC17, Class A2	2.962		11/10/46	10,000	10,135,844
Cold Storage Trust, Series 2017-ICE3, Class A, 144A	2.226	(c)	04/15/36	35,000	35,152,960
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.155	(c)	12/10/49	21,056	21,086,431
Commercial Mortgage Trust,
Series 2013-LC6, Class A2	1.906		01/10/46	9,366	9,371,628
Series 2014-CR15, Class A2	2.928		02/10/47	3,380	3,426,490
Series 2014-FL5, Class A, 144A	2.596	(c)	10/15/31	17,238	17,290,694
Series 2014-UBS2, Class A2	2.820		03/10/47	13,050	13,246,781
Series 2014-UBS3, Class A2	2.844		06/10/47	2,170	2,205,459
Series 2015-CR25, Class A2	3.104		08/10/48	8,561	8,807,175
GE Business Loan Trust, Series 2006-2A, Class A, 144A	1.406	(c)	11/15/34	2,392	2,315,466
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A	5.483	(c)	12/10/49	2,510	2,507,339
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class A, 144A	2.476	(c)	11/15/29	8,000	8,002,427
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class A2	1.797		10/15/45	287	287,054
Series 2012-LC9, Class A2	1.677		12/15/47	297	296,986
Series 2014-C20, Class A2	2.872		07/15/47	8,644	8,789,708
Series 2014-FL5, Class A, 144A	2.139	(c)	07/15/31	5,821	5,829,100
Series 2014-FL6, Class A, 144A	2.626	(c)	11/15/31	11,796	11,825,046
Series 2014-PHH, Class A, 144A	2.359	(c)	08/15/27	21,170	21,169,704
Series 2016-ASH, Class A, 144A	2.659	(c)	10/15/34	20,000	20,088,286
Series 2016-FLRR, Class AFL, 144A	2.676	(c)	01/15/33	21,334	21,333,644
Series 2016-WPT, Class A, 144A	2.609	(c)	10/15/33	17,300	17,364,844
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A3	3.272		07/15/45	10,000	10,100,724
Series 2013-C15, Class A2FL, 144A	1.644	(c)	11/15/45	463	464,271
Series 2014-C21, Class A2	2.892		08/15/47	10,000	10,175,586
LSTAR Commercial Mortgage Trust, Series 2017-5, Class A1, 144A	2.417		03/10/50	9,551	9,590,268
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A2	2.916		02/15/47	1,090	1,107,008
Series 2014-C19, Class A2	3.101		12/15/47	5,000	5,130,278

See Notes to Financial Statements.

10

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2012-C4, Class A4	3.244%		03/15/45	2,150	$2,224,597
SCG Trust, Series 2013-SRP1, Class A, 144A	2.809	(c)	11/15/26	14,883	14,770,669
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A	2.446	(c)	11/15/27	24,820	24,757,452
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4	3.525		05/10/63	23,142	24,147,472
Series 2012-C3, Class A3	2.728		08/10/49	2,500	2,550,230
Series 2012-C4, Class A3	2.533		12/10/45	21,000	21,136,618
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	(c)	05/15/46	12,270	12,258,114
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A2	1.844		10/15/45	103	102,474
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A3FL, 144A	1.922	(c)	03/15/47	3,000	2,994,365

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $439,116,626)					435,464,168

CORPORATE BONDS 30.1%

Auto Manufacturers 3.6%
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN	1.522	(c)	02/14/20	26,000	26,077,350
BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.500		04/11/19	24,000	23,938,896
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	1.421	(c)	11/05/18	9,000	9,002,043
Gtd. Notes, 144A	1.701	(c)	05/05/20	15,000	15,032,745
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.250		01/15/19	7,000	7,024,360
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	1.260	(c)	05/17/18	10,000	10,002,930
Sr. Unsec’d. Notes, MTN	1.998	(c)	02/19/19	20,000	20,230,060

					111,308,384

Banks 10.2%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.944	(c)	01/18/19	25,000	25,127,650
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875		04/25/18	30,000	31,101,750
Citigroup, Inc., Sr. Unsec’d. Notes	1.892	(c)	11/24/17	30,000	30,044,610
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.354	(c)	04/25/19	25,000	25,274,625
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250		08/28/17	15,378	15,427,656
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN	1.682	(c)	05/22/20	40,000	40,124,680

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	11

Prudential Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN (original cost $16,000,000; purchased 09/09/15)(f)	2.107	%(c)	09/17/18	16,000	$16,136,112
PNC Bank NA, Sr. Unsec’d. Notes	1.538	(c)	05/19/20	25,000	25,072,250
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN	1.590	(c)	03/02/20	30,000	30,045,030
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.722	(c)	03/14/19	25,000	25,432,750
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.800		03/26/18	10,000	10,013,710
US Bank NA, Sr. Unsec’d. Notes, MTN	1.450		01/29/18	14,000	14,002,408
Wells Fargo Bank NA, Sr. Unsec’d. Notes	1.770	(c)	09/07/17	10,000	10,005,250
Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN	2.053	(c)	01/22/18	16,700	16,755,544

					314,564,025

Beverages 0.3%
PepsiCo, Inc., Sr. Unsec’d. Notes	1.762	(c)	02/22/19	10,000	10,081,860

Biotechnology 2.0%
Amgen, Inc.,
Sr. Unsec’d. Notes	1.502	(c)	05/10/19	30,000	30,098,970
Sr. Unsec’d. Notes	1.900		05/10/19	20,000	20,069,620
Gilead Sciences, Inc., Sr. Unsec’d. Notes	1.850		09/04/18	12,000	12,043,524

					62,212,114

Computers 1.6%
Apple, Inc., Sr. Unsec’d. Notes	2.006	(c)	02/22/19	10,000	10,120,980
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	3.041	(c)	10/05/17	30,000	30,065,790
International Business Machine Corp., Sr. Unsec’d. Notes	1.631	(c)	08/18/17	10,000	10,001,900

					50,188,670

Cosmetics/Personal Care 0.7%
Unilever Capital Corp. (United Kingdom), Gtd. Notes	1.800		05/05/20	20,000	20,005,860

Diversified Financial Services 0.5%
American Express Co., Sr. Unsec’d. Notes	1.762	(c)	05/22/18	12,239	12,287,173
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	3.000		05/25/10	50,000	3,075,000

					15,362,173

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric 1.2%
Black Hills Corp., Sr. Unsec’d. Notes	2.500%		01/11/19	17,572	$17,704,967
Georgia Power Co., Sr. Unsec’d. Notes	2.000		03/30/20	20,000	19,994,940

					37,699,907

Healthcare-Services 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	1.869	(c)	12/08/17	25,000	25,048,200

Insurance 0.5%
Berkshire Hathaway Finance Corp., Gtd. Notes	1.770	(c)	03/07/18	15,000	15,055,425

Machinery-Construction & Mining 0.3%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, GMTN	1.886	(c)	02/23/18	10,000	10,036,580

Media 0.8%
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	1.348	(c)	03/04/20	23,000	23,041,193

Miscellaneous Manufacturing 1.6%
Eaton Corp., Gtd. Notes	1.500		11/02/17	25,000	25,001,675
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	1.590	(c)	03/16/20	25,000	25,084,925

					50,086,600

Oil & Gas 1.3%
Chevron Corp., Sr. Unsec’d. Notes	1.428	(c)	03/03/20	24,000	24,080,880
Shell International Finance BV (Netherlands), Gtd. Notes	1.250		11/10/17	14,700	14,693,311

					38,774,191

Oil & Gas Services 1.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	1.900		12/21/17	30,000	30,024,600

Pharmaceuticals 1.6%
AbbVie, Inc., Sr. Unsec’d. Notes	1.800		05/14/18	31,810	31,856,506
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	1.600		02/27/19	16,800	16,795,145

					48,651,651

Retail 1.0%
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	1.842	(c)	09/14/18	5,000	5,029,105
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.100		12/07/18	26,093	26,253,916

					31,283,021

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	13

Prudential Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Semiconductors 0.8%
Qualcomm, Inc., Sr. Unsec’d. Notes	1.558	%(c)	05/20/19	25,000	$25,097,875

Telecommunications 0.3%
AT&T, Inc., Sr. Unsec’d. Notes	1.750		01/15/18	9,128	9,134,490

TOTAL CORPORATE BONDS (cost $958,105,080)					927,656,819

TOTAL LONG-TERM INVESTMENTS (cost $2,097,076,817)					2,110,340,558

				Shares
SHORT-TERM INVESTMENTS 31.4%

AFFILIATED MUTUAL FUND 7.2%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $ 222,644,080)(w)				222,644,080	222,644,080

				Principal Amount (000)#
CERTIFICATES OF DEPOSIT 7.0%
BNP Paribas SA	1.507	(c)	08/24/17	15,000	15,003,225
Canadian Imperial Bank of Commerce	1.597		05/23/18	25,000	25,029,575
Cooperative Rabobank	1.577	(c)	09/05/17	35,000	35,013,300
Mitsubishi UFJ Trust & Banking Corp.	1.583	(c)	09/26/17	25,000	25,013,800
Mizuho Bank Ltd.	1.477	(c)	11/03/17	25,000	25,012,000
Nordea Bank AB	1.723	(c)	09/06/17	10,000	10,005,310
Royal Bank of Canada	1.358	(c)	07/18/18	10,000	9,994,540
State Street Bank & Trust Co.	1.397	(c)	09/22/17	20,000	20,005,140
Sumitomo Mitsui Banking Corp.	1.416	(c)	01/19/18	25,000	25,001,550
UBS AG	1.727	(c)	11/02/17	25,000	25,027,775

TOTAL CERTIFICATES OF DEPOSIT (cost $215,008,839)					215,106,215

COMMERCIAL PAPER 15.0%
Agrium, Inc., 144A	1.576	(n)	08/15/17	9,000	8,994,600
Agrium, Inc., 144A	1.586	(n)	08/14/17	7,000	6,996,091
Agrium, Inc., 144A	1.607	(n)	09/05/17	4,000	3,994,144
Agrium, Inc., 144A	1.617	(n)	08/21/17	7,000	6,994,087
Agrium, Inc., 144A	1.627	(n)	08/18/17	8,000	7,994,224
Anthem, Inc., 144A	1.358	(n)	08/01/17	11,000	10,999,575
BAT International Finance PLC, 144A	1.492	(n)	08/02/17	5,000	4,999,614

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Cabot Corp., 144A	1.450	%(n)	08/03/17	4,000	$3,999,535
Cabot Corp., 144A	1.481	(n)	08/07/17	9,000	8,997,532
Caterpillar Financial Services Co.	1.483	(n)	08/28/17	25,000	24,973,594
Centerpoint Energy, Inc., 144A	1.587	(n)	09/11/17	8,000	7,986,299
Commonwealth Bank of Australia, 144A	1.636	(c)	02/16/18	15,000	15,026,235
Commonwealth Edison Co., 144A	1.461	(n)	08/14/17	4,000	3,997,766
Dover Corp., 144A	1.450	(n)	08/01/17	4,000	3,999,873
Electricite De France, 144A	1.471	(n)	08/03/17	6,000	5,999,302
ERP Operating LP, 144A	1.587	(n)	09/08/17	2,000	1,996,824
ERP Operating LP, 144A	1.593	(n)	08/25/17	7,000	6,992,937
ERP Operating LP, 144A	1.618	(n)	09/14/17	6,000	5,988,975
FMC Technologies, Inc., 144A	1.555	(n)	08/16/17	12,000	11,992,315
FMC Technologies, Inc., 144A	1.565	(n)	08/17/17	5,000	4,996,593
FMC Technologies, Inc., 144A	1.586	(n)	09/12/17	5,000	4,991,227
Ford Motor Credit Co. LLC, 144A	1.985	(n)	04/10/18	25,000	24,678,128
ING U.S. Funding LLC	1.642	(c)	08/07/17	25,000	25,002,325
JP Morgan Securities LLC, 144A	1.702	(c)	10/06/17	25,000	25,021,175
Marriott International, Inc., 144A	1.544	(n)	08/04/17	10,000	9,998,446
Marriott International, Inc., 144A	1.544	(n)	08/22/17	4,000	3,996,458
McKesson Corp., 144A	1.450	(n)	08/02/17	5,000	4,999,614
McKesson Corp., 144A	1.481	(n)	08/01/17	10,000	9,999,614
Monsanto Co., 144A	1.523	(n)	08/15/17	5,000	4,997,000
Monsanto Co., 144A	1.586	(n)	08/14/17	1,300	1,299,274
Monsanto Co., 144A	1.586	(n)	08/21/17	8,000	7,993,243
NextEra Energy Capital Holdings, 144A	1.544	(n)	08/16/17	7,000	6,995,517
NextEra Energy Capital Holdings, 144A	1.544	(n)	08/18/17	26,000	25,981,228
Southern Power Co., 144A	1.523	(n)	08/08/17	4,000	3,998,743
Spectra Energy Partners LP, 144A	1.533	(n)	08/15/17	4,000	3,997,600
Spectra Energy Partners LP, 144A	1.533	(n)	08/16/17	10,000	9,993,596
Spectra Energy Partners LP, 144A	1.533	(n)	08/17/17	5,000	4,996,593
Spectra Energy Partners LP, 144A	1.533	(n)	08/23/17	10,000	9,990,730
Spectra Energy Partners LP, 144A	1.533	(n)	08/24/17	4,000	3,996,128
Spectra Energy Partners LP, 144A	1.533	(n)	08/25/17	2,000	1,997,982
Telus Corp., 144A	1.545	(n)	08/21/17	7,000	6,994,087
Telus Corp., 144A	1.555	(n)	08/18/17	5,000	4,996,390
Tyco International Holding S.A.R.L., 144A	1.450	(n)	08/02/17	3,000	2,999,768
Tyco International Holding S.A.R.L., 144A	1.450	(n)	08/03/17	4,000	3,999,535
Tyco International Holding S.A.R.L., 144A	1.450	(n)	08/04/17	5,000	4,999,223
Tyco International Holding S.A.R.L., 144A	1.450	(n)	08/07/17	2,025	2,024,445
VW Credit, Inc., 144A	1.555	(n)	08/28/17	8,000	7,990,934
VW Credit, Inc., 144A	1.587	(n)	09/08/17	15,000	14,976,177
VW Credit, Inc., 144A	1.597	(n)	09/11/17	10,000	9,982,873
VW Credit, Inc., 144A	1.608	(n)	10/23/17	2,000	1,992,981

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	15

Prudential Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Westpac Banking Corp., 144A	1.664	%(c)	02/09/18	15,000	$15,027,090
WPP Finance PLC, 144A	1.554	(n)	08/14/17	15,000	14,991,623
WPP Finance PLC, 144A	1.554	(n)	08/21/17	8,000	7,993,243
WPP Finance PLC, 144A	1.638	(n)	10/02/17	10,000	9,974,047

TOTAL COMMERCIAL PAPER (cost $461,692,891)					461,787,152

TIME DEPOSITS 2.2%
Camden Property Trust	1.500		08/14/17	17,065	17,064,515
DuPont Teijin Films U.S. LP	1.500		08/29/17	26,000	26,000,000
ERP Operating LP	1.500		08/10/17	20,000	20,000,000
Weingarten Realty Investors	1.500		08/03/17	5,000	5,000,000

TOTAL TIME DEPOSITS (cost $68,064,515)					68,064,515

TOTAL SHORT-TERM INVESTMENTS (cost $967,410,325)					967,601,962

TOTAL INVESTMENTS 99.8% (cost $3,064,487,142)					3,077,942,520
Other assets in excess of liabilities(z) 0.2%					7,588,997

NET ASSETS 100.0%					$3,085,531,517

See the Glossary for abbreviations used in the semiannual report:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.
(d)	Represents issuer in default on interest payments and/or principal repayments. Non-income producing security. Such securities may be post maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $16,000,000. The aggregate value, $16,136,112, is 0.5% of net assets.
(n)	Rate quoted represents yield to maturity as of purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

16

Interest rate swap agreements outstanding at July 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared interest rate swap agreements:
25,000	08/08/17	0.724%	3 Month LIBOR(1)	$207	$(15,110)	$(15,317)
30,000	12/14/17	1.054%	3 Month LIBOR(1)	217	37,966	37,749
10,000	01/26/18	0.935%	3 Month LIBOR(1)	173	21,750	21,577
24,000	01/28/18	0.909%	3 Month LIBOR(1)	204	55,866	55,662
13,000	05/16/18	4.531%	3 Month LIBOR(1)	(126,479)	(408,746)	(282,267)
25,000	05/20/18	0.805%	1 Month LIBOR(1)	207	76,419	76,212
10,000	01/08/19	1.344%	3 Month LIBOR(1)	190	24,528	24,338
10,000	02/24/19	1.560%	3 Month LIBOR(1)	173	(48,500)	(48,673)
24,000	04/05/19	1.585%	3 Month LIBOR(1)	—	(111,409)	(111,409)
20,000	05/11/19	1.621%	3 Month LIBOR(1)	—	(37,636)	(37,636)
17,000	06/17/19	1.784%	3 Month LIBOR(1)	226	(76,092)	(76,318)
10,100	07/03/19	1.734%	3 Month LIBOR(1)	195	(31,713)	(31,908)
7,350	07/22/19	1.781%	3 Month LIBOR(1)	183	(28,472)	(28,655)
22,500	12/08/19	1.100%	3 Month LIBOR(1)	(3,657)	283,879	287,536
20,000	03/02/20	1.803%	3 Month LIBOR(1)	—	(177,797)	(177,797)
20,000	05/04/20	1.713%	3 Month LIBOR(1)	—	(36,890)	(36,890)
20,100	06/15/20	1.035%	3 Month LIBOR(1)	232	381,352	381,120
9,650	06/18/20	1.743%	3 Month LIBOR(1)	—	(16,920)	(16,920)
10,000	12/15/20	3.855%	3 Month LIBOR(1)	—	(722,588)	(722,588)

				$(127,929)	$(830,113)	$(702,184)

Cash of $1,983,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swaps at July 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	17

Prudential Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$122,038,443	$—
Credit Cards	—	276,901,005	—
Home Equity Loans	—	210,293,509	—
Residential Mortgage-Backed Securities	—	103,594,876	—
Student Loans	—	9,399,313	—
Commercial Mortgage-Backed Securities	—	435,464,168	—
Corporate Bonds	—	927,656,819	—
Affiliated Mutual Fund	222,644,080	—	—
Certificates of Deposit	—	240,098,640	—
Commercial Paper	—	461,787,152	—
Time Deposits	—	68,064,515	—
Other Financial Instruments*
Centrally Cleared Interest Rate Swap Agreements	—	(702,184)	—

Total	$222,644,080	$2,854,596,256	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2017 were as follows:

Commercial Paper	15.0%
Commercial Mortgage-Backed Securities	14.1
Banks	10.2
Credit Cards	9.0
Certificates of Deposit	7.8
Affiliated Mutual Fund	7.2
Home Equity Loans	6.8
Automobiles	3.9
Auto Manufacturers	3.6
Residential Mortgage-Backed Securities	3.4
Time Deposits	2.2
Biotechnology	2.0
Computers	1.6
Miscellaneous Manufacturing	1.6
Pharmaceuticals	1.6
Oil & Gas	1.3
Electric	1.2
Retail	1.0%
Oil & Gas Services	1.0
Semiconductors	0.8
Healthcare-Services	0.8
Media	0.8
Cosmetics/Personal Care	0.7
Diversified Financial Services	0.5
Insurance	0.5
Beverages	0.3
Machinery-Construction & Mining	0.3
Student Loans	0.3
Telecommunications	0.3

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

18

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker— variation margin swaps	$884,194	*	Due from/to broker— variation margin swaps	$1,586,378	*

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended July, 31, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(73,119)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(528,866)

For the six months ended July 31, 2017, the Fund’s average notional amount in USD for interest rate swaps was $293,633,333.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	19

Prudential Core Short-Term Bond Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2017

Assets
Investments at value:
Unaffiliated investments (cost $2,841,843,062)	$2,855,298,440
Affiliated investments (cost $222,644,080)	222,644,080
Dividends and interest receivable	5,733,341
Deposit with broker for centrally cleared swaps	1,983,000
Tax reclaim receivable	21,913
Due from broker—variation margin swaps	13,235

Total Assets	3,085,694,009

Liabilities
Management fee payable	61,779
Custodian and accounting fees payable	46,173
Audit fee payable	18,849
Accrued expenses and other liabilities	18,301
Affiliated transfer agent fee payable	16,667
Payable to custodian	723

Total Liabilities	162,492

Net Assets	$3,085,531,517

Net assets were comprised of:
Shares of beneficial interest, at par	$331,854
Paid-in capital in excess of par	3,262,357,704

3,262,689,558
Undistributed net investment income	5,652,272
Accumulated net realized loss on investment transactions	(195,563,507)
Net unrealized appreciation on investments	12,753,194

Net assets, July 31, 2017	$3,085,531,517

Net asset value and redemption price per share ($3,085,531,517 ÷ 331,854,321 shares of beneficial interest issued and outstanding)	$9.30

See Notes to Financial Statements.

20

Prudential Core Short-Term Bond Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2017

Net Investment Income (Loss)
Income
Interest income (net of foreign withholding tax of $13,267)	$29,214,153
Affiliated dividend income	604,686

Total income	29,818,839

Expenses
Management fee	348,105
Custodian and accounting fees	52,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	50,000
Audit fee	19,000
Legal fees and expenses	9,000
Trustees’ fees	5,000
Shareholders’ reports	4,000
Miscellaneous	16,736

Total expenses	503,841

Net investment income (loss)	29,314,998

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	425,020
Swap agreement transactions	(73,119)

351,901

Net change in unrealized appreciation (depreciation) on:
Investments	6,103,385
Swap agreements	(528,866)

5,574,519

Net gain (loss) on investment transactions	5,926,420

Net Increase (Decrease) In Net Assets Resulting From Operations	$35,241,418

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund	21

Prudential Core Short-Term Bond Fund

Statement of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2017	Year Ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,314,998	$45,293,701
Net realized gain (loss) on investment transactions	351,901	(4,071,613)
Net change in unrealized appreciation (depreciation) on investments	5,574,519	14,613,241

Net increase (decrease) in net assets resulting from operations	35,241,418	55,835,329

Dividends from net investment income	(27,628,766)	(56,539,604)

Fund share transactions
Net proceeds from shares sold	—	187,999,226
Net asset value of shares issued in reinvestment of dividends	27,628,716	56,527,875
Cost of shares reacquired	—	(187,999,269)

Net increase (decrease) in net assets from Fund share transactions	27,628,716	56,527,832

Total increase (decrease)	35,241,368	55,823,557

Net Assets:
Beginning of period	3,050,290,149	2,994,466,592

End of period(a)	$3,085,531,517	$3,050,290,149

(a) Includes undistributed net investment income of:	$5,652,272	$3,966,040

See Notes to Financial Statements.

22

Prudential Core Ultra Short Bond Fund

Schedule of Investments (unaudited)

as of July 31, 2017

Descriptions	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS 99.9%

CERTIFICATES OF DEPOSIT 27.5%
Bank of America NA	1.357	%(c)	11/03/17	84,000	$83,997,900
Bank of America NA	1.557	(c)	08/01/17	118,000	118,001,298
Bank of America NA	1.172	(c)	08/04/17	140,000	140,007,140
Bank of America NA	1.626	(c)	08/16/17	116,000	116,023,316
Bank of Montreal	1.439	(c)	02/08/18	125,000	125,127,250
Bank of Nova Scotia	1.408	(c)	06/19/18	70,000	69,989,640
Bank of Nova Scotia	1.438	(c)	07/19/18	115,000	114,997,125
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.160		08/01/17	115,000	114,999,932
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.290		10/26/17	294,000	294,017,549
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.447	(c)	03/22/18	150,000	149,969,250
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.627	(c)	08/02/17	50,000	50,001,300
BNP Paribas SA	1.290		10/16/17	145,000	144,994,925
BNP Paribas SA	1.436	(c)	03/15/18	143,000	143,045,903
BNP Paribas SA	1.487	(c)	06/22/18	148,000	148,106,856
BNP Paribas SA	1.507	(c)	08/24/17	79,000	79,016,985
Canadian Imperial Bank of Commerce	1.336	(c)	01/16/18	85,000	85,005,695
Canadian Imperial Bank of Commerce	1.694	(c)	07/13/18	94,000	93,982,234
Citibank NA	1.240		10/06/17	36,000	35,999,776
Citibank NA	1.280		09/13/17	184,000	184,016,595
Citibank NA	1.290		08/16/17	130,000	130,007,063
Citibank NA	1.320		10/19/17	225,000	225,019,008
Citibank NA	1.400		12/19/17	173,000	173,018,144
Citibank NA	1.424	(c)	08/29/17	86,000	86,016,082
Chase Bank USA NA	1.601	(c)	01/05/18	117,000	117,136,539
Cooperatieve Rabobank UA	1.577	(c)	09/05/17	8,000	8,003,040
Credit Industriel ET Commercial	1.397	(c)	01/05/18	117,000	117,031,707
DNB Bank ASA	1.160		08/01/17	120,000	120,000,063
Mizuho Bank Ltd.	1.407	(c)	12/22/17	176,000	175,997,888
Natixis SA	1.350		10/31/17	165,000	165,026,407
Natixis SA	1.801	(c)	11/01/17	4,000	4,004,368
Royal Bank of Canada	1.426	(c)	07/16/18	100,000	100,013,900
Royal Bank of Canada	1.573	(c)	03/07/18	47,000	47,057,293
Societe Generale	1.300		08/31/17	172,000	172,011,266
State Street Bank & Trust Co.	1.397	(c)	09/22/17	133,000	133,034,181
Sumitomo Mitsui Banking Corp.	1.406	(c)	01/16/18	107,000	107,003,531
Sumitomo Mitsui Banking Corp.	1.432	(c)	01/25/18	155,000	155,010,850
Sumitomo Mitsui Banking Corp.	1.634	(c)	08/10/17	115,000	115,013,455
Sumitomo Mitsui Banking Ltd.	1.407	(c)	12/22/17	176,000	176,025,872
Svenska Handelsbanken AB	1.338	(c)	01/19/18	61,000	60,998,902
Svenska Handelsbanken AB	1.346	(c)	12/15/17	41,000	41,008,077
Svenska Handelsbanken AB	1.347	(c)	01/23/18	190,000	189,998,100

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	23

Prudential Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

Descriptions	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (Continued)
Svenska Handelsbanken AB	1.624	%(c)	08/09/17	99,000	$99,011,385
Toronto-Dominion Bank (The)	1.220		08/31/17	40,000	40,000,260
Toronto-Dominion Bank (The)	1.300		09/27/17	273,000	273,030,232
Toronto-Dominion Bank (The)	1.440	(c)	02/02/18	200,000	200,257,000
UBS AG	1.529	(c)	02/08/18	140,000	140,194,460
UBS AG	1.727	(c)	11/02/17	133,000	133,147,763
Wells Fargo Bank NA	1.220		08/30/17	141,000	141,003,374
Wells Fargo Bank NA	1.428	(c)	07/13/18	234,000	234,000,936
Wells Fargo Bank NA	1.470	(c)	02/02/18	118,000	118,160,126
Wells Fargo Bank NA	1.647	(c)	02/27/18	10,000	10,016,100
Wells Fargo Bank NA	1.683	(c)	08/07/17	111,000	111,011,322
Wells Fargo Bank NA	1.731	(c)	10/04/17	80,000	80,070,080

TOTAL CERTIFICATES OF DEPOSIT (cost $6,488,243,964)					6,489,639,443

COMMERCIAL PAPER 40.5%
Automatic Data Processing, Inc., 144A	1.163	(n)	08/03/17	253,000	252,977,546
BMW U.S. Capital LLC	1.122	(n)	08/02/17	35,000	34,997,873
BMW U.S. Capital LLC	1.143	(n)	08/01/17	30,000	29,999,090
BMW U.S. Capital LLC, 144A	1.164	(n)	08/29/17	17,000	16,984,676
Bristol-Myers Squibb Co., 144A	1.142	(n)	08/07/17	25,000	24,994,799
Canadian Imperial Bank of Commerce, 144A	1.717	(c)	02/02/18	150,000	150,290,700
Cargill, Inc., 144A	1.138	(n)	08/04/17	145,000	144,982,342
Cargill, Inc.	1.142	(n)	08/01/17	50,000	49,998,483
Cargill, Inc.	1.142	(n)	08/02/17	75,000	74,995,441
CDP Financial, Inc., 144A	1.215	(n)	08/08/17	22,000	21,994,520
CDP Financial, Inc., 144A	1.246	(n)	08/30/17	4,600	4,595,592
CDP Financial, Inc., 144A	1.257	(n)	09/18/17	77,500	77,377,320
CDP Financial, Inc., 144A	1.299	(n)	08/16/17	9,500	9,495,225
CDP Financial, Inc., 144A	1.371	(n)	10/23/17	100,000	99,721,400
CDP Financial, Inc., 144A	1.455	(n)	12/19/17	65,000	64,676,934
CDP Financial, Inc., 144A	1.487	(n)	01/10/18	35,000	34,792,560
CDP Financial, Inc., 144A	1.487	(n)	01/16/18	100,000	99,380,333
Chevron Corp.	1.122	(n)	08/02/17	50,000	49,997,072
Chevron Corp., 144A	1.122	(n)	08/03/17	150,000	149,986,812
Commonwealth Bank of Australia, 144A	1.393	(c)	07/20/18	178,000	178,030,794
Commonwealth Bank of Australia, 144A	1.684	(c)	02/02/18	25,000	25,047,650
Commonwealth Bank of Australia, 144A	1.735	(c)	10/06/17	28,000	28,025,452
CPPIB Capital, Inc., 144A	1.153	(n)	08/18/17	150,000	149,914,950
CPPIB Capital, Inc., 144A	1.153	(n)	08/21/17	125,000	124,917,021
CPPIB Capital, Inc., 144A	1.153	(n)	08/23/17	130,000	129,905,234
CPPIB Capital, Inc., 144A	1.174	(n)	09/01/17	50,000	49,948,845

See Notes to Financial Statements.

24

Descriptions	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
DNB Bank ASA, 144A	1.728	%(c)	01/19/18	247,000	$247,484,614
Federation Des Caisses Desjardins, 144A	1.204	(n)	08/08/17	145,000	144,962,912
Federation Des Caisses Desjardins, 144A	1.225	(n)	08/14/17	215,000	214,903,095
Federation Des Caisses Desjardins	1.225	(n)	08/01/17	178,000	177,994,354
Federation Des Caisses Desjardins	1.235	(n)	08/02/17	196,000	195,987,542
General Electric Co.	1.101	(n)	08/01/17	150,000	149,995,603
General Electric Co.	1.101	(n)	08/02/17	150,000	149,991,192
General Electric Co.	1.101	(n)	08/04/17	180,000	179,978,760
GlaxoSmithKline Finance PLC, 144A	1.204	(n)	08/07/17	187,000	186,958,185
GlaxoSmithKline Finance PLC, 144A	1.204	(n)	08/08/17	100,000	99,974,422
GlaxoSmithKline Finance PLC, 144A	1.225	(n)	09/01/17	200,000	199,790,044
GlaxoSmithKline Finance PLC, 144A	1.267	(n)	09/11/17	117,000	116,837,838
GlaxoSmithKline LLC	1.205	(n)	08/01/17	123,000	122,996,098
HSBC Bank PLC, 144A	1.566	(c)	09/15/17	58,000	58,026,216
Hydro-Quebec, 144A	1.153	(n)	08/28/17	144,000	143,878,032
Hydro-Quebec, 144A	1.173	(n)	08/08/17	46,350	46,338,969
ING US Funding LLC	1.376	(c)	11/15/17	140,000	140,033,040
ING US Funding LLC	1.642	(c)	08/07/17	68,000	68,006,324
John Deere Credit, Inc., 144A	1.194	(n)	08/15/17	50,000	49,976,875
JPMorgan Securities LLC	1.308	(n)	09/12/17	94,000	93,863,133
JPMorgan Securities LLC	1.329	(n)	09/21/17	152,000	151,731,045
JPMorgan Securities LLC, 144A	1.329	(n)	10/03/17	87,000	86,809,141
JPMorgan Securities LLC	1.587	(n)	08/02/17	148,000	148,003,552
JPMorgan Securities LLC, 144A	1.702	(c)	10/06/17	133,000	133,112,651
KFW, 144A	1.204	(n)	08/30/17	40,000	39,963,533
KFW, 144A	1.247	(n)	09/19/17	150,000	149,761,458
KFW, 144A	1.257	(n)	09/20/17	55,300	55,210,142
KFW, 144A	1.267	(n)	10/02/17	237,000	236,513,913
KFW, 144A	1.273	(n)	10/06/17	139,595	139,289,732
KFW, 144A	1.278	(n)	09/28/17	90,000	89,827,868
Nestle Finance International Ltd.	1.160	(n)	08/03/17	150,000	149,985,700
Nestle Finance International Ltd.	1.174	(n)	08/02/17	100,000	99,993,644
Nestle Finance International Ltd.	1.215	(n)	09/05/17	250,000	249,709,250
Novartis Finance Corp., 144A	1.142	(n)	08/16/17	25,000	24,987,989
Novartis Finance Corp.	1.142	(n)	08/01/17	114,000	113,996,637
Novartis Finance Corp., 144A	1.143	(n)	08/07/17	60,000	59,987,516
Novartis Finance Corp., 144A	1.163	(n)	08/08/17	12,000	11,997,144
Novartis Finance Corp., 144A	1.163	(n)	08/15/17	125,000	124,943,750
Ontario Teachers’ Finance Trust, 144A	1.207	(n)	08/08/17	50,000	49,986,878
Ontario Teachers’ Finance Trust, 144A	1.280	(n)	08/03/17	30,000	29,997,062
Ontario Teachers’ Finance Trust, 144A	1.347	(c)	01/05/18	43,000	43,002,365
Ontario Teachers’ Finance Trust, 144A	1.347	(c)	01/05/18	54,000	54,002,970
Ontario Teachers’ Finance Trust, 144A	1.436	(n)	11/28/17	56,000	55,759,200

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	25

Prudential Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

Descriptions	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Ontario Teachers’ Finance Trust, 144A	1.477	%(n)	02/08/18	40,000	$39,698,773
Ontario Teachers’ Finance Trust, 144A	1.707	(c)	09/01/17	69,000	69,031,602
Paccar Financial Corp.	1.143	(n)	08/03/17	32,000	31,996,947
Pepsico, Inc., 144A	1.143	(n)	08/25/17	25,000	24,980,608
Philip Morris International, Inc., 144A	1.173	(n)	08/04/17	50,000	49,993,634
Philip Morris International, Inc., 144A	1.204	(n)	08/09/17	68,535	68,515,262
Philip Morris International, Inc.	1.225	(n)	08/02/17	191,000	190,987,860
Philip Morris International, Inc., 144A	1.225	(n)	08/03/17	200,000	199,980,916
Province of Quebec, 144A	1.142	(n)	08/15/17	50,000	49,977,500
Province of Quebec, 144A	1.163	(n)	08/22/17	115,000	114,923,748
PSP Capital, Inc., 144A	1.328	(c)	01/19/18	150,000	150,016,500
Sanofi SA, 144A	1.236	(n)	09/15/17	60,000	59,915,590
Total Capital Canada Ltd., 144A	1.173	(n)	08/15/17	140,000	139,932,334
Total Capital Canada Ltd., 144A	1.174	(n)	08/21/17	50,000	49,966,050
Total Capital Canada Ltd., 144A	1.184	(n)	08/22/17	156,000	155,888,937
Total Capital Canada Ltd., 144A	1.194	(n)	08/23/17	85,790	85,726,146
Toyota Finance Australia	1.396	(n)	03/12/18	66,000	66,007,062
Toyota Motor Credit Corp.	1.354	(c)	02/01/18	114,000	114,005,016
Toyota Motor Credit Corp.	1.357	(c)	01/30/18	50,000	50,002,550
Toyota Motor Credit Corp.	1.423	(c)	09/06/17	114,000	114,025,536
Toyota Motor Credit Corp.	1.501	(c)	09/25/17	117,000	117,051,246
University of Texas Permanent Univ. Fund	1.120		08/14/17	25,000	25,000,500
University of Texas Permanent Univ. Fund	1.150		08/17/17	12,000	11,999,880
University of Texas System Board of Regents Revenue Financing	1.160		08/21/17	25,000	24,999,750
University of Texas System Board of Regents Revenue Financing	1.160		08/24/17	15,000	15,000,000
University of Texas System Board of Regents Revenue Financing	1.170		09/07/17	10,000	9,999,700
University of Texas System Board of Regents Revenue Financing	1.180		08/21/17	15,000	15,000,000
University of Texas System Board of Regents Revenue Financing	1.180		08/22/17	15,000	15,000,000
University of Texas System Board of Regents Revenue Financing	1.180		08/23/17	15,000	15,000,000
University of Texas System Board of Regents Revenue Financing	1.180		09/18/17	12,000	11,999,640
University of Texas System Board of Regents Revenue Financing	1.190		09/13/17	25,000	25,000,500
University of Texas System Board of Regents Revenue Financing	1.200		09/25/17	15,000	15,000,150
Wal-Mart Stores, Inc., 144A	1.163	(n)	08/07/17	35,000	34,992,718
Westpac Banking Corp., 144A	1.636	(c)	02/15/18	98,000	98,163,366

See Notes to Financial Statements.

26

Descriptions	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Westpac Banking Corp., 144A	1.664	%(c)	02/09/18	38,000	$38,068,628
Westpac Banking Corp., 144A	1.724	(c)	01/12/18	87,000	87,158,166

TOTAL COMMERCIAL PAPER (cost $9,547,880,073)					9,549,585,867

CORPORATE BONDS 0.6%

Auto Manufacturer 0.5%
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	1.260	(c)	05/17/18	113,000	113,033,109

Banks 0.1%
Westpac Banking Corp., Sr. Unsec’d. Notes	2.000		08/14/17	25,000	25,004,450

TOTAL CORPORATE BONDS (cost $138,006,180)					138,037,559

MUNICIPAL BOND 0.1%

New York
Triborough Bridge & Tunnel Auth. Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 08/01/17) (cost $25,000,000)	1.200	(c)	11/15/32	25,000	25,000,000

REPURCHASE AGREEMENTS(m) 16.2%
Bank of Montreal, 1.04%, dated 07/31/17, due 08/01/17 in the amount of $100,002,889				100,000	100,000,000
BNP Paribas Securities Corp.,
1.04%, dated 07/31/17, due 08/01/17 in the amount of $580,016,756				580,000	580,000,000
1.06%, dated 07/31/17, due 08/01/17 in the amount of $200,005,889				200,000	200,000,000
Credit Agricole Corporate & Investment Bank,
1.04%, dated 07/31/17, due 08/01/17 in the amount of $225,006,500				225,000	225,000,000
1.05%, dated 07/31/17, due 08/07/17 in the amount of $257,052,471				257,000	257,000,000
Deutsche Bank Securities,
1.00%, dated 07/31/17, due 08/01/17 in the amount of $164,624,573				164,620	164,620,000
1.07%, dated 07/31/17, due 08/01/17 in the amount of $233,006,925				233,000	233,000,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	27

Prudential Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

Descriptions	Interest Rate		Maturity Date	Principal Amount (000)#	Value
REPURCHASE AGREEMENTS(m) (Continued)
Merrill Lynch,
1.04%, dated 07/31/17, due 08/01/17 in the amount of $150,004,333				150,000	$150,000,000
1.05%, dated 07/31/17, due 08/01/17 in the amount of $270,007,875				270,000	270,000,000
RBS Securities,
1.03%, dated 07/31/17, due 08/01/17 in the amount of $150,004,292				150,000	150,000,000
1.04%, dated 07/31/17, due 08/01/17 in the amount of $200,005,778				200,000	200,000,000
TD Securities (USA) LLC,
1.04%, dated 07/31/17, due 08/01/17 in the amount of $250,007,222				250,000	250,000,000
1.05%, dated 07/31/17, due 08/01/17 in the amount of $144,339,210				144,335	144,335,000
1.06%, dated 07/31/17, due 08/01/17 in the amount of $900,026,500				900,000	900,000,000

TOTAL REPURCHASE AGREEMENTS (cost $3,823,955,000)					3,823,955,000

TIME DEPOSITS 4.5%
Australia & New Zealand Banking Group	1.250%		08/21/17	205,000	205,000,000
Australia & New Zealand Banking Group	1.270		09/13/17	145,000	145,000,000
BNP Paribas SA	1.180		08/01/17	150,000	150,000,000
Branch Banking & Trust Co.	1.020		08/01/17	572,000	572,000,000

TOTAL TIME DEPOSITS (cost $1,072,000,000)					1,072,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 9.8%
Federal Home Loan Bank	1.030	(n)	08/18/17	106,300	106,249,826
Federal Home Loan Bank	1.038	(c)	02/26/18	5,000	5,000,285
Federal Home Loan Bank	1.038	(c)	02/26/18	183,000	183,033,123
Federal Home Loan Bank	1.040	(n)	08/17/17	415,000	414,815,740
Federal Home Loan Bank	1.043	(n)	08/23/17	296,000	295,819,144
Federal Home Loan Bank	1.049	(c)	11/08/17	118,000	117,993,392
Federal Home Loan Bank	1.051	(n)	08/30/17	219,000	218,823,486
Federal Home Loan Bank	1.057	(c)	12/18/17	248,000	248,003,224
Federal Home Loan Bank	1.057	(c)	01/02/18	56,000	55,994,680
Federal Home Loan Bank	1.060	(n)	09/27/17	130,000	129,792,130
Federal Home Loan Bank	1.068	(c)	01/08/18	165,000	164,989,275
Federal Home Loan Bank	1.077	(c)	01/25/18	191,000	190,979,563

See Notes to Financial Statements.

28

Descriptions	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	1.140	%(c)	08/01/17	186,800	$186,800,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,318,300,814)					2,318,293,868

U.S. TREASURY OBLIGATION 0.7%
U.S. Treasury Bill (cost $171,590,870)	1.106	(n)	10/19/17	172,000	171,587,544

TOTAL INVESTMENTS 99.9% (cost $23,584,976,901)					23,588,099,281
Other assets in excess of liabilities 0.1%					11,985,574

NET ASSETS 100.0%					$23,600,084,855

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.
(n)	Rate quoted represents yield to maturity as of purchase date.
(m)	Repurchase agreements are collateralized by FHLB (coupon rates 0.000%-5.625%, maturity dates 08/10/17-02/22/41), FHLMC (coupon rates 0.000%-6.750%, maturity dates 09/27/17-07/01/47), FMAC (coupon rate 0.000%, maturity dates 12/20/17-01/15/30), FNMA (coupon rates 0.000%-7.250%, maturity dates 10/26/17-05/01/56), GNMA (coupon rates 4.410%-6.500%, maturity dates 11/20/34-07/20/63) and U.S. Treasury Securities (coupon rates 0.000%-5.250%, maturity dates 09/15/17-11/15/44), with the aggregate value, including accrued interest, of $3,900,436,512.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	29

Prudential Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$6,489,639,443	$—
Commercial Paper	—	9,549,585,867	—
Corporate Bonds	—	138,037,559	—
Municipal Bond	—	25,000,000	—
Repurchase Agreements	—	3,823,955,000	—
Time Deposits	—	1,072,000,000	—
U.S. Government Agency Obligations	—	2,318,293,868	—
U.S. Treasury Obligation	—	171,587,544	—

Total	$—	$23,588,099,281	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Sector Allocations:

The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2017 were as follows:

Commercial Paper	40.5%
Certificates of Deposit	27.5
Repurchase Agreements	16.2
U.S. Government Agency Obligations	9.8
Time Deposits	4.5
U.S. Treasury Obligation	0.7
Corporate Bonds	0.6%
Municipal Bond	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

30

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Repurchase Agreements	$3,823,955,000	$(3,823,955,000)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	31

Prudential Core Ultra Short Bond Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2017

Assets
Investments at value:
Unaffiliated investments (cost $19,761,021,901)	$19,764,144,281
Repurchase agreements (cost $3,823,955,000)	3,823,955,000
Interest receivable	12,340,316

Total Assets	23,600,439,597

Liabilities
Management fee payable	165,651
Custodian and accounting fees payable	77,381
Payable to custodian	37,810
Accrued expenses	33,012
Dividends payable	24,221
Affiliated transfer agent fee payable	16,667

Total Liabilities	354,742

Net Assets	$23,600,084,855

Net assets were comprised of:
Shares of beneficial interest, at par	$23,595,834
Paid-in capital in excess of par	23,573,330,271

23,596,926,105
Distributions in excess of net investment income	(117,244)
Accumulated net realized gain on investment transactions	153,614
Net unrealized appreciation on investments	3,122,380

Net assets, July 31, 2017	$23,600,084,855

Net asset value and redemption price per share ($23,600,084,855 ÷ 23,595,834,365 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

32

Prudential Core Ultra Short Bond Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2017

Net Investment Income (Loss)
Income
Interest income (net of foreign withholding taxes of $17,552)	$123,523,219

Expenses
Management fee	1,008,415
Custodian and accounting fees	94,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	51,000
Insurance expenses	33,000
Audit fee	12,000
Legal fees and expenses	9,000
Trustees’ fees	5,000
Shareholders’ reports	4,000
Miscellaneous	8,598

Total expenses	1,225,013

Net investment income (loss)	122,298,206

Realized Gain (Loss) on Investments
Net realized gain (loss) on investment transactions	153,614
Net change in unrealized appreciation (depreciation) on investments	(1,671,744)

Net gain (loss) on investment transactions	(1,518,130)

Net Increase (Decrease) In Net Assets Resulting From Operations	$120,780,076

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Core Ultra Short Bond Fund	33

Prudential Core Ultra Short Bond Fund

Statement of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2017	Year Ended January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$122,298,206	$183,733,964
Net realized gain (loss) on investment transactions	153,614	2,468,601
Net change in unrealized appreciation (depreciation) on investments	(1,671,744)	4,794,124

Net increase (decrease) in net assets resulting from operations	120,780,076	190,996,689

Dividends and distributions from net investment income and net realized gains	(122,459,212)	(185,089,352)

Fund share transactions
Net proceeds from shares sold	73,331,351,216	212,364,591,387
Net asset value of shares issued in reinvestment of dividends and distributions	122,077,889	183,140,803
Cost of shares reacquired	(75,408,461,056)	(228,754,652,453)

Net increase (decrease) in net assets from Fund share transactions	(1,955,031,951)	(16,206,920,263)

Total increase (decrease)	(1,956,711,087)	(16,201,012,926)

Net Assets:
Beginning of period	25,556,795,942	41,757,808,868

End of period(a)	$23,600,084,855	$25,556,795,942

(a) Includes undistributed net investment income of:	$—	$43,762

See Notes to Financial Statements.

34

Prudential Institutional Money Market Fund

Schedule of Investments (unaudited)

as of July 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT 46.3%
Bank of America NA	1.172	%(c)	08/04/17	94,000	$94,004,794
Bank of America NA	1.357	(c)	11/03/17	50,000	49,998,750
Bank of America NA	1.557	(c)	08/01/17	63,000	63,000,693
Bank of America NA	1.626	(c)	08/16/17	61,500	61,512,362
Bank of Montreal	1.180		08/28/17	246,500	246,484,249
Bank of Montreal^	1.230		09/01/17	122,000	122,000,000
Bank of Montreal	1.439	(c)	02/08/18	125,000	125,127,250
Bank of Montreal	1.642	(c)	08/03/17	30,500	30,501,220
Bank of Nova Scotia	1.408	(c)	06/19/18	175,000	174,974,100
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.160		08/01/17	100,000	99,999,940
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.447	(c)	03/22/18	122,000	121,974,990
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.627	(c)	08/02/17	150,000	150,003,900
BNP Paribas SA	1.436	(c)	03/15/18	150,000	150,048,150
BNP Paribas SA	1.487	(c)	06/22/18	81,000	81,058,482
BNP Paribas SA	1.507	(c)	08/24/17	46,000	46,009,890
Canadian Imperial Bank of Commerce	1.336	(c)	01/16/18	100,000	100,006,700
Canadian Imperial Bank of Commerce	1.390	(c)	02/16/18	65,000	65,003,575
Chase Bank USA NA	1.601	(c)	01/05/18	66,000	66,077,022
Citibank NA	1.280		09/13/17	97,000	97,008,749
Citibank NA	1.290		08/16/17	88,000	88,004,778
Citibank NA	1.320		10/19/17	99,000	99,008,366
Citibank NA	1.400		12/19/17	102,000	102,010,700
Citibank NA	1.424	(c)	08/29/17	51,000	51,009,537
Cooperatieve Rabobank UA	1.430	(c)	02/09/18	60,000	60,065,040
Cooperatieve Rabobank UA	1.577	(c)	09/05/17	20,000	20,007,600
Credit Industriel ET Commercial	1.397	(c)	01/05/18	65,000	65,017,615
Credit Industriel ET Commercial	1.543	(c)	08/07/17	8,070	8,070,759
Credit Industriel ET Commercial	1.607	(c)	08/02/17	60,000	60,001,500
DNB Bank ASA	1.160		08/01/17	124,000	124,000,062
DNB Bank ASA	1.160		08/02/17	260,000	260,000,234
Mizuho Bank Ltd.	1.407	(c)	12/22/17	96,000	95,998,848
Natixis SA	1.170		08/03/17	205,000	205,000,287
Natixis SA	1.350		10/31/17	200,000	200,032,000
Nordea Bank Finland PLC	1.723	(c)	09/06/17	74,000	74,039,294
Norinchukin Bank	1.300		08/09/17	50,000	50,001,420
Royal Bank of Canada	1.426	(c)	07/16/18	291,000	291,040,449
Royal Bank of Canada	1.488	(c)	12/20/17	68,000	68,042,772
Royal Bank of Canada	1.573	(c)	03/07/18	27,000	27,032,913
Societe Generale SA	1.300		08/31/17	200,000	200,013,100
State Street Bank & Trust Co.	1.397	(c)	09/22/17	46,000	46,011,822
Sumitomo Mitsui Banking Corp.	1.406	(c)	01/16/18	111,000	111,003,663
Sumitomo Mitsui Banking Corp.	1.432	(c)	01/25/18	150,000	150,010,500
Sumitomo Mitsui Banking Corp.	1.634	(c)	08/10/17	65,000	65,007,605

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	35

Prudential Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (Continued)
Sumitomo Mitsui Trust Bank Ltd.	1.180%		08/01/17	170,000	$170,000,034
Sumitomo Mitsui Trust Bank Ltd.	1.300		10/03/17	150,000	150,011,760
Sumitomo Mitsui Trust Bank Ltd.	1.407	(c)	12/22/17	96,000	96,014,112
Sumitomo Mitsui Trust Bank Ltd.	1.852	(c)	08/03/17	30,000	30,001,620
Svenska Handelsbanken AB	1.307	(c)	10/27/17	30,000	30,002,910
Svenska Handelsbanken AB	1.338	(c)	01/19/18	130,000	129,997,660
Svenska Handelsbanken AB	1.346	(c)	12/15/17	164,000	164,032,308
Svenska Handelsbanken AB	1.347	(c)	01/23/18	36,000	35,999,640
Swedbank AB	1.160		08/02/17	155,000	155,000,325
Swedbank AB	1.160		08/03/17	250,000	250,000,750
Toronto-Dominion Bank (The)	1.200		08/31/17	198,000	197,998,099
Toronto-Dominion Bank (The)	1.220		08/31/17	100,000	100,000,650
Toronto-Dominion Bank (The)	1.300		09/27/17	39,000	39,004,317
Toronto-Dominion Bank (The)	1.440	(c)	02/02/18	50,000	50,064,250
UBS AG	1.529	(c)	02/08/18	50,000	50,069,450
UBS AG	1.727	(c)	11/02/17	6,000	6,006,666
Wells Fargo Bank NA	1.220		08/30/17	91,000	91,002,175
Wells Fargo Bank NA	1.428	(c)	07/13/18	81,000	81,000,324
Wells Fargo Bank NA	1.470	(c)	02/02/18	65,000	65,088,205
Wells Fargo Bank NA	1.647	(c)	02/27/18	4,000	4,006,440
Wells Fargo Bank NA	1.683	(c)	08/07/17	40,000	40,004,080
Wells Fargo Bank NA	1.684	(c)	08/09/17	25,000	25,003,250
Wells Fargo Bank NA	1.684	(c)	08/10/17	10,000	10,001,440
Wells Fargo Bank NA	1.731	(c)	10/04/17	70,000	70,061,320

TOTAL CERTIFICATES OF DEPOSIT (cost $6,504,582,986)					6,505,597,465

COMMERCIAL PAPER 38.3%
Automatic Data Processing, Inc., 144A	1.140	(n)	08/03/17	250,000	249,977,812
BMW U.S. Capital LLC, 144A	1.101	(n)	08/02/17	15,000	14,999,088
BNP Paribas SA	1.171	(n)	08/04/17	72,000	71,990,712
Canadian Imperial Bank of Commerce, 144A	1.717	(c)	02/02/18	100,000	100,193,800
Cargill, Inc., 144A	1.116	(n)	08/04/17	130,000	129,984,166
Cargill, Inc., 144A	1.120	(n)	08/01/17	50,000	49,998,485
Cargill, Inc., 144A	1.121	(n)	08/02/17	65,000	64,996,048
CDP Financial, Inc., 144A	1.234	(n)	09/18/17	40,000	39,936,680
CDP Financial, Inc., 144A	1.308	(n)	08/30/17	8,300	8,292,046
CDP Financial, Inc., 144A	1.346	(n)	10/23/17	51,800	51,655,685
CDP Financial, Inc., 144A	1.430	(n)	12/19/17	35,000	34,826,043
CDP Financial, Inc., 144A	1.461	(n)	01/16/18	40,000	39,752,132
Chevron Corp., 144A	1.100	(n)	08/02/17	25,000	24,998,535
Chevron Corp., 144A	1.100	(n)	08/03/17	150,000	149,986,815

See Notes to Financial Statements.

36

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Commonwealth Bank of Australia, 144A	1.386	%(c)	06/15/18	75,000	$74,993,175
Commonwealth Bank of Australia, 144A	1.397	(c)	06/01/18	5,000	5,002,215
Commonwealth Bank of Australia, 144A	1.627	(c)	02/22/18	100,000	100,173,900
Commonwealth Bank of Australia, 144A	1.684	(c)	02/02/18	25,000	25,047,650
Commonwealth Bank of Australia, 144A	1.735	(c)	10/06/17	13,000	13,011,817
CPPIB Capital, Inc., 144A	1.131	(n)	08/18/17	100,000	99,943,300
CPPIB Capital, Inc., 144A	1.131	(n)	08/21/17	75,000	74,950,215
CPPIB Capital, Inc., 144A	1.131	(n)	08/23/17	70,000	69,948,970
CPPIB Capital, Inc., 144A	1.151	(n)	09/01/17	25,000	24,974,423
Federation Des Caisses Desjardins, 144A	1.181	(n)	08/08/17	100,000	99,974,420
Federation Des Caisses Desjardins, 144A	1.202	(n)	08/01/17	94,000	93,997,020
Federation Des Caisses Desjardins, 144A	1.212	(n)	08/02/17	87,000	86,994,467
General Electric Co.	1.080	(n)	08/01/17	95,000	94,997,217
General Electric Co.	1.080	(n)	08/02/17	150,000	149,991,195
General Electric Co.	1.080	(n)	08/04/17	70,000	69,991,740
GlaxoSmithKline Finance PLC, 144A	1.244	(n)	09/11/17	66,000	65,908,524
GlaxoSmithKline LLC, 144A	1.182	(n)	08/01/17	50,000	49,998,415
GlaxoSmithKline LLC, 144A	1.192	(n)	09/01/17	150,000	149,842,530
HSBC Bank PLC, 144A	1.566	(c)	09/15/17	32,000	32,014,464
Hydro-Quebec, 144A	1.131	(n)	08/28/17	85,000	84,928,005
Illinois Tool Works, Inc., 144A	1.120	(n)	08/04/17	21,000	20,997,327
ING US Funding LLC	1.180	(n)	08/02/17	90,000	89,994,132
ING US Funding LLC	1.376	(c)	11/15/17	85,000	85,020,060
John Deere Credit, Inc., 144A	1.171	(n)	08/15/17	20,000	19,990,750
JPMorgan Securities LLC	1.284	(n)	09/12/17	44,000	43,935,936
JPMorgan Securities LLC	1.304	(n)	09/21/17	83,000	82,853,140
JPMorgan Securities LLC, 144A	1.305	(n)	10/03/17	30,000	29,934,186
JPMorgan Securities LLC, 144A	1.587	(n)	08/02/17	79,000	79,001,896
JPMorgan Securities LLC, 144A	1.702	(c)	10/06/17	72,000	72,060,984
KFW, 144A	1.181	(n)	08/30/17	40,000	39,963,532
KFW, 144A	1.234	(n)	09/21/17	60,000	59,900,334
KFW, 144A	1.250	(n)	10/06/17	52,000	51,886,286
KFW, 144A	1.254	(n)	09/28/17	75,000	74,856,555
KFW, 144A	1.254	(n)	10/25/17	111,750	111,432,853
National Australia Bank Ltd., 144A	1.540	(c)	12/07/17	39,000	39,038,883
Nestle Finance International Ltd.	1.111	(n)	08/02/17	50,000	49,996,820
Nestle Finance International Ltd.	1.121	(n)	08/07/17	48,300	48,289,229
Nissan Motor Acceptance Corp., 144A	1.191	(n)	09/05/17	20,000	19,970,720
Novartis Finance Corp., 144A	1.121	(n)	08/16/17	25,000	24,987,989
Ontario Teachers’ Finance Trust, 144A	1.187	(n)	08/08/17	25,000	24,993,440
Ontario Teachers’ Finance Trust, 144A	1.244	(n)	10/19/17	25,000	24,930,555
Ontario Teachers’ Finance Trust, 144A	1.347	(c)	01/05/18	31,000	31,001,705
Ontario Teachers’ Finance Trust, 144A	1.413	(n)	11/28/17	34,000	33,853,800

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	37

Prudential Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
Ontario Teachers’ Finance Trust, 144A	1.707	%(c)	09/01/17	30,000	$30,013,740
Philip Morris International, Inc., 144A	1.150	(n)	08/04/17	92,000	91,988,288
Philip Morris International, Inc., 144A	1.201	(n)	08/14/17	48,000	47,978,366
Province of Quebec, 144A	1.121	(n)	08/15/17	50,000	49,977,500
Province of Quebec, 144A	1.141	(n)	08/22/17	68,000	67,954,909
PSP Capital, Inc., 144A^	1.170	(c)	08/02/17	46,000	46,000,000
PSP Capital, Inc., 144A	1.328	(c)	01/19/18	50,000	50,005,500
Societe Generale SA, 144A	1.241	(n)	08/31/17	65,000	64,931,602
Societe Generale SA, 144A	1.345	(n)	10/31/17	145,000	144,502,714
Total Capital Canada Ltd., 144A	1.161	(n)	08/18/17	205,000	204,880,895
Total Capital Canada Ltd., 144A	1.161	(n)	08/22/17	91,000	90,935,217
Total Capital Canada Ltd., 144A	1.171	(n)	08/23/17	20,000	19,985,114
Toyota Finance Australia	1.396	(n)	03/12/18	40,000	40,004,280
Toyota Motor Credit Corp.	1.320	(c)	09/06/17	69,000	69,015,456
Toyota Motor Credit Corp.	1.354	(c)	02/01/18	66,000	66,002,904
Toyota Motor Credit Corp.	1.357	(c)	01/30/18	50,000	50,002,550
Toyota Motor Credit Corp.	1.501	(c)	09/25/17	64,000	64,028,032
UBS AG, 144A	1.528	(c)	06/20/18	151,000	151,018,120
University of Texas Permanent Univ. Fund	1.150		08/15/17	23,500	23,500,235
University of Texas System Board of Regents Revenue Financing	1.160		08/24/17	10,000	10,000,000
University of Texas System Board of Regents Revenue Financing	1.170		09/07/17	5,000	4,999,850
University of Texas System Board of Regents Revenue Financing	1.180		08/21/17	10,000	10,000,000
University of Texas System Board of Regents Revenue Financing	1.180		08/22/17	10,000	10,000,000
University of Texas System Board of Regents Revenue Financing	1.180		08/23/17	10,000	10,000,000
University of Texas System Board of Regents Revenue Financing	1.180		09/18/17	8,000	7,999,760
University of Texas System Board of Regents Revenue Financing	1.200		09/25/17	5,000	5,000,050
Wal-Mart Stores Inc., 144A	1.141	(n)	08/07/17	20,000	19,995,838
Wal-Mart Stores Inc., 144A	1.141	(n)	08/21/17	125,800	125,720,457
Westpac Banking Corp., 144A	1.636	(c)	02/15/18	126,000	126,210,042
Westpac Banking Corp., 144A	1.664	(c)	02/09/18	34,000	34,061,404

TOTAL COMMERCIAL PAPER (cost $5,392,975,471)					5,393,875,644

See Notes to Financial Statements.

38

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BOND 0.5%

Automobile Manufacturers
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN (cost $67,000,000)	1.260	%(c)	05/17/18	67,000	$67,019,631

MUNICIPAL BONDS 0.5%

New York 0.2%
Triborough Bridge & Tunnel Auth. Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 08/01/17)	1.200	(c)	11/15/32	28,035	28,035,000

Texas 0.3%
University of Texas Permanent Univ. Fund Syst., Rev., Ser. B, FRDD (Mandatory put date 08/07/17)	1.100	(c)	08/01/45	47,750	47,750,000

TOTAL MUNICIPAL BONDS (cost $75,785,000)					75,785,000

REPURCHASE AGREEMENTS(m) 1.8%
BNP Paribas Securities Corp. 1.06%, dated 07/31/17, due 08/01/17 in the amount of $50,001,472				50,000	50,000,000
Credit Agricole Corporate & Investment Bank 1.05%, dated 07/31/17, due 08/07/17 in the amount of $154,031,442				154,000	154,000,000
Deutsche Bank Securities, Inc. 1.00%, dated 07/31/17, due 08/01/17 in the amount of $50,021,389				50,020	50,020,000

TOTAL REPURCHASE AGREEMENTS (cost $254,020,000)					254,020,000

TIME DEPOSITS 11.8%
ABN AMRO Bank NV	1.210		08/01/17	300,000	299,999,820
BNP Paribas SA	1.180		08/01/17	81,000	81,000,073
Branch Banking & Trust Co.	1.020		08/01/17	300,000	300,000,000
Canadian Imperial Bank of Commerce	1.070		08/01/17	100,000	100,000,000
Credit Agricole Corporate & Investment Bank	1.060		08/01/17	425,000	425,000,000
Credit Industriel ET Commercial	1.060		08/01/17	300,000	300,000,000
Natixis SA	1.080		08/01/17	75,000	75,000,000
Toronto-Dominion Bank (The)	1.050		08/01/17	75,000	75,000,000

TOTAL TIME DEPOSITS (cost $1,656,000,000)					1,655,999,893

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	39

Prudential Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION 0.7%
U.S. Treasury Bill (cost $101,757,420)	1.087	%(n)	10/19/17	102,000	$101,755,404

TOTAL INVESTMENTS 99.9% (cost $14,052,120,877)					14,054,053,037
Other assets in excess of liabilities 0.1%					7,472,290

NET ASSETS 100.0%					$14,061,525,327

See the Glossary for abbreviations used in the semiannual report.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $168,000,000 and 1.2% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2017.
(n)	Rate quoted represents yield to maturity as of purchase date.
(m)	Repurchase agreements are collateralized by FNMA (coupon rates 3.000%-4.000%, maturity dates 08/01/43-04/01/47), and U.S. Treasury Notes (coupon rate 0.125%-2.875%, maturity dates 04/15/20-08/15/45), with the aggregate value, including accrued interest, of $259,100,520.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$6,383,597,465	$122,000,000
Commercial Paper	—	5,347,875,644	46,000,000
Corporate Bond	—	67,019,631	—
Municipal Bonds	—	75,785,000	—
Repurchase Agreements	—	254,020,000	—

See Notes to Financial Statements.

40

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Time Deposits	$—	$1,655,999,893	$—
U.S. Treasury Obligation	—	101,755,404	—

Total	$—	$13,886,053,037	$168,000,000

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Certificates of Deposit	Commercial Paper
Balance as of 1/31/17	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)***	—	—
Purchases/Exchanges/Issuances	122,000,000	46,000,000
Sales/Paydowns	—	—
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 7/31/17	$122,000,000	$46,000,000

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of July 31, 2017	Valuation Methodology	Unobservable Inputs
Certificates of Deposit	$122,000,000	Pricing at Cost	Unadjusted Purchase Price
Commercial Paper	46,000,000	Pricing at Cost	Unadjusted Purchase Price

	$168,000,000

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Sector Allocations:

The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2017 were as follows:

Certificates of Deposit	46.3%
Commercial Paper	38.3
Time Deposits	11.8
Repurchase Agreements	1.8
U.S. Treasury Obligation	0.7
Municipal Bonds	0.5
Corporate Bonds	0.5

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	41

Prudential Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2017

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Repurchase Agreements	$254,020,000	$(254,020,000)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

42

Prudential Institutional Money Market Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2017

Assets
Investments at value:
Unaffiliated investments (cost $13,798,100,877)	$13,800,033,037
Repurchase agreements (cost $254,020,000)	254,020,000
Interest receivable	8,479,131
Receivable for Fund shares sold	3,752
Prepaid expenses	23,103

Total assets	14,062,559,023

Liabilities
Management fee payable	726,916
Custodian and accounting fees payable	267,783
Payable to custodian	22,330
Affiliated transfer agent fee payable	16,667

Total liabilities	1,033,696

Net Assets	$14,061,525,327

Net assets were comprised of:
Shares of beneficial interest, at par	$14,059,643
Paid-in capital in excess of par	14,045,537,531

14,059,597,174
Distributions in excess of net investment income	(79,192)
Accumulated net realized gain on investment transactions	75,185
Net unrealized appreciation on investments	1,932,160

Net assets, July 31, 2017	$14,061,525,327

Class D
Net asset value, offering price and redemption price per share, ($14,061,525,327 ÷ 14,059,642,574 shares of beneficial interest issued and outstanding)	$1.0001

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	43

Prudential Institutional Money Market Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2017

Net Investment Income (Loss)
Income
Interest income	$71,465,618

Expenses
Management fee	10,371,388
Custodian and accounting fees	323,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	50,000
Audit fee	12,000
Legal fees and expenses	8,000
Shareholders’ reports	7,000
Trustees’ fees	5,000
Miscellaneous	731

Total expenses	10,777,119
Less: Management fee waiver and/or expense reimbursement	(5,938,911)

Net expenses	4,838,208

Net investment income (loss)	66,627,410

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	75,812
Net change in unrealized appreciation (depreciation) on investments	(464,081)

Net gain (loss) on investment transactions	(388,269)

Net Increase (Decrease) In Net Assets Resulting From Operations	$66,239,141

See Notes to Financial Statements.

44

Prudential Institutional Money Market Fund

Statement of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2017	July 19, 2016* through January 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,627,410	$41,447,144
Net realized gain (loss) on investment transactions	75,812	52,926
Net change in unrealized appreciation (depreciation) on investments	(464,081)	2,396,241

Net increase (decrease) in net assets resulting from operations	66,239,141	43,896,311

Dividends from net investment income	(66,705,600)	(41,501,699)

Fund share transactions
Net proceeds from shares sold	35,502,590,668	50,021,288,462
Net asset value of shares issued in reinvestment of dividends	66,703,272	41,633,301
Cost of shares reacquired	(34,945,369,254)	(36,627,249,275)

Net increase (decrease) in net assets from Fund share transactions	623,924,686	13,435,672,488

Total increase (decrease)	623,458,227	13,438,067,100

Net Assets:
Beginning of period	13,438,067,100	—

End of period	$14,061,525,327	$13,438,067,100

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/Prudential Institutional Money Market Fund	45

Glossary:

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS—Asset-Backed Security

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corp.

FMAC—Freddie Mac

FNMA—Federal National Mortgage Association

FRDD—Floating Rate Daily Demand Note

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

Rfdg—Refunding

See Notes to Financial Statements.

46

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (the “Core Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Core Fund consists of eleven separate series: Prudential Commodity Strategies Fund, Prudential Core Conservative Bond Fund, Prudential Core Short-Term Bond Fund, Prudential Core Ultra Short Bond Fund, Prudential Institutional Money Market Fund, Prudential Jennison Small-Cap Core Equity Fund, Prudential QMA Emerging Markets Equity Fund, Prudential QMA International Developed Markets Index Fund, Prudential QMA Mid-Cap Core Equity Fund, Prudential QMA US Broad Market Index Fund and Prudential TIPS Fund. These financial statements relate to the Prudential Core Short-Term Bond Fund (the “Short-Term Bond Fund”), the Prudential Core Ultra Short Bond Fund (the “Ultra Short Bond Fund”) and the Prudential Institutional Money Market Fund (the “Institutional Money Market Fund”) (each, a “Fund” and collectively, the “Funds” or “Core Fund”). The Institutional Money Market Fund commenced operations on July 19, 2016. Shares of the Funds are not registered under the Securities Act of 1933, as amended.

The investment objective of the Ultra Short Bond Fund and Institutional Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Short-Term Bond Fund is income consistent with relative stability of principal.

1. Accounting Policies

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize

Prudential Investment Portfolios 2	47

Notes to Financial Statements (unaudited) (continued)

independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC

48

derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Ultra Short Bond Fund and Institutional Money Market Fund may invest up to 5% and the Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Prudential Investment Portfolios 2	49

Notes to Financial Statements (unaudited) (continued)

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap Agreements: The Short-Term Bond Fund may enter into credit default, interest rate and other types of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Short-Term Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Funds. A master netting arrangement between the Funds and the counterparty permits the Funds to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Funds to cover each Fund’s exposure to

50

the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Core Fund, on behalf of the Short-Term Bond Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Prudential Investment Portfolios 2	51

Notes to Financial Statements (unaudited) (continued)

As of July 31, 2017, the Short-Term Bond Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Delayed-Delivery Transactions: Certain Funds may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Funds to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Institutional Money Market Fund and Ultra Short Bond Fund declare all of their net investment income and net realized short-term capital gains, if

52

any, as dividends daily to their shareholders of record at the time of such declaration. The Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed (overdistributed) net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

Under a management agreement with the Core Funds, PGIM Investments manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement, PGIM Investments has responsibility for all investment management services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Funds through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Core Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Core Fund. For its services on the Ultra Short Bond Fund and Short Term Bond Fund, PGIM, Inc. is reimbursed by PGIM Investments for direct costs, excluding profit and overhead, incurred by PGIM, Inc. in furnishing services to PGIM Investments. PGIM Investments pays for the services of PGIM, Inc. on the Institutional Money Market Fund, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The Ultra Short Bond Fund and Short Term Bond Fund reimburse PGIM Investments for its costs and expenses incurred in managing each Fund’s investment operations and administering its business affairs. The costs are accrued daily and payable monthly. For the six months ended July 31, 2017, the costs were at an effective annual rate of .008% for the Ultra Short Bond Fund and .023% for the Short-Term Bond Fund. The management fee paid to PGIM Investments for the Institutional Money Market Fund was accrued daily and payable monthly at an annual rate of .15% of the average daily net assets. For the six months ended July 31, 2017, the effective management fee paid for the Institutional Money Market Fund was .06%.

PGIM Investments has contractually agreed through May 31, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses, such as dividend,

Prudential Investment Portfolios 2	53

Notes to Financial Statements (unaudited) (continued)

broker charges and interest expense on short sales) of each class of shares of the Institutional Money Market Fund to .07% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Short-Term Bond Fund may invest its overnight sweep cash in the Ultra Short Bond Fund. Earnings from the Ultra Short Bond Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Treasury securities for the six months ended July 31, 2017, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Short-Term Bond Fund	$696,376,954	$541,713,403
Ultra Short Bond Fund*	1,598,055,000	3,003,672,137

*	Although floating rate daily demand notes are shown as short-term investments in the Schedule of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts, along with securities which had a maturity date beyond one year of acquisition. The purchases and sales transactions under Rule 17A-7, were $1,100,564 and $19,900,542, respectively for the six months ended July 31, 2017.

54

5. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of July 31, 2017 were as follows:

	Institutional Money Market Fund	Short-Term Bond Fund	Ultra Short Bond Fund
Tax Basis	$14,052,121,504	$3,064,487,142	$23,584,976,901

Appreciation	2,108,013	53,692,714	3,619,826
Depreciation	(176,480)	(40,237,336)	(497,446)

Net Unrealized Appreciation	$1,931,533	$13,455,378	$3,122,380

The difference between book basis and tax basis was due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carryforward capital losses realized on or after February 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before January 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of January 31, 2017, the pre and post-enactment losses for Short-Term Bond Fund were approximately:

Post-Enactment Losses:	$19,678,000

Pre-Enactment Losses:
Expiring 2018	157,486,000
Expiring 2019	18,751,000

$176,237,000

Management has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

Shares of the Ultra Short Bond Fund, the Short-Term Bond Fund and the Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and, as applicable, certain investment advisory clients of PGIM, Inc. As of

Prudential Investment Portfolios 2	55

Notes to Financial Statements (unaudited) (continued)

July 31, 2017, 100% of the shares outstanding were owned by such entities of which five shareholders held 44% of outstanding shares of the Ultra Short Bond Fund, three shareholders held 86% of outstanding shares of the Short-Term Bond Fund and four shareholders held 36% of outstanding shares of the Institutional Money Market Fund.

There is an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

	Short-Term Bond Fund		Ultra Short Bond Fund
	Shares	Amount	Shares	Amount
Six months ended July 31, 2017:
Shares sold	—	$—	73,331,351,216	$73,331,351,216
Shares issued in reinvestment of dividends and distributions	2,974,997	27,628,716	122,077,889	122,077,889
Shares reacquired	—	—	(75,408,461,056)	(75,408,461,056)

Net increase (decrease) in shares outstanding	2,974,997	$27,628,716	(1,955,031,951)	$(1,955,031,951)

Year ended January 31, 2017:
Shares sold	20,273,649	$187,999,226	212,364,591,387	$212,364,591,387
Shares issued in reinvestment of dividends and distributions	6,088,891	56,527,875	183,140,803	183,140,803
Shares reacquired	(20,273,654)	(187,999,269)	(228,754,652,453)	(228,754,652,453)

Net increase (decrease) in shares outstanding	6,088,886	$56,527,832	(16,206,920,263)	$(16,206,920,263)

			Institutional Money Market Fund
			Shares	Amount
Six months ended July 31, 2017:
Shares sold			35,495,947,755	$35,502,590,668
Shares issued in reinvestment of dividends and distributions			66,691,554	66,703,272
Shares reacquired			(34,938,604,060)	(34,945,369,254)

Net increase (decrease) in shares outstanding			624,035,249	$623,924,686

Period ended January 31, 2017*:
Shares sold			50,016,660,099	$50,021,288,462
Shares issued in reinvestment of dividends and distributions			41,626,709	41,633,301
Shares reacquired			(36,622,679,483)	(36,627,249,275)

Net increase (decrease) in shares outstanding			13,435,607,325	$13,435,672,488

*	Commencement of operations was July 19, 2016.

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7. Borrowings

The Short-Term Bond Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of the portfolios. Consequently, the portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Short-Term Bond Fund did not utilize the SCA during the six months ended July 31, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

Prudential Investment Portfolios 2	57

Financial Highlights (unaudited)

Prudential Core Short-Term Bond Fund
	Six Months Ended July 31,		Year Ended January 31,
	2017(c)		2017(c)	2016(c)	2015	2014	2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.27		$9.28	$9.33	$9.33	$9.30	$8.90
Income (loss) from investment operations:
Net investment income (loss)	.09		.14	.13	.16	.19	.16
Net realized and unrealized gain (loss) on investment transactions	.02		.02	(.03)	(.04)	(.03)	.37
Total from investment operations	.11		.16	.10	.12	.16	.53
Less Dividends:
Dividends from net investment income	(.08)		(.17)	(.15)	(.12)	(.13)	(.13)
Net asset value, end of period	$9.30		$9.27	$9.28	$9.33	$9.33	$9.30
Total Return(a):	1.23%		1.78%	1.04%	1.28%	1.72%	5.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,085,532		$3,050,290	$2,994,467	$3,652,005	$3,687,839	$3,690,104
Average net assets (000)	$3,064,838		$3,021,138	$3,403,519	$3,649,937	$3,680,946	$3,609,806
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.03%	(d)	.03%	.03%	.03%	.03%	.03%
Expenses before waivers and/or expense reimbursement	.03%	(d)	.03%	.03%	.03%	.03%	.03%
Net investment income (loss)	1.93%	(d)	1.50%	1.34%	1.71%	2.00%	1.74%
Portfolio turnover rate	28%	(e)	29%	25%	34%	52%	49%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Fund invests.
(c)	Calculated based on average shares outstanding during the period.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Prudential Core Ultra Short Bond Fund
	Six Months Ended July 31,		Year Ended January 31,
	2017(c)		2017(c)		2016(c)		2015		2014		2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	.01		.01		-	(a)	-	(a)	-	(a)	-	(a)
Net realized and unrealized gain (loss) on investment transactions	-	(a)	-	(a)	-		-		-		-
Total from investment operations	.01		.01		-		-		-		-
Dividends and distributions to shareholders	(.01)		(.01)		-	(a)	-	(a)	-	(a)	-	(a)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return(b):	.51%		.63%		.21%		.15%		.15%		.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,600,085		$25,556,796		$41,757,809		$43,585,206		$38,389,097		$33,134,378
Average net assets (000)	$24,200,251		$30,480,402		$41,343,564		$40,003,023		$37,135,455		$33,655,642
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.01%	(e)	.01%		.01%		.01%		.01%		.01%
Expenses before waivers and/or expense reimbursement	.01%	(e)	.01%		.01%		.01%		.01%		.01%
Net investment income	1.02%	(e)	.60%		.21%		.15%		.15%		.21%
Portfolio turnover rate(d)	81%	(f)	46%		-		-		-		-

(a)	Less than $.005 per share.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one year are not annualized.
(c)	Calculated based on average shares outstanding during the period.
(d)	The Portfolio turnover rate calculation for the six months ended July 31, 2017 and the period March 30, 2016 through January 31, 2017, respectively, includes floating rate daily demand notes. Prior to March 30, 2016, the fund was classified as a money market under Rule 2a-7 of the Investment Company Act of 1940 and disclosure of the fund’s portfolio turnover was not applicable.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Investment Portfolios 2	59

Financial Highlights (unaudited) (continued)

Prudential Institutional Money Market Fund
	Six Months Ended July 31, 2017		July 19, 2016(c) through January 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$1.0002		$1.0000
Income (loss) from investment operations:
Net investment income (loss)	.0048		.0031
Net realized and unrealized gain (loss) on investment transactions	(.0001)		.0002
Total from investment operations	.0047		.0033
Dividends and distributions to shareholders	(.0048)		(.0031)
Net asset value, end of period	$1.0001		$1.0002
Total Return(a)	.47%		.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,061,525		$13,438,067
Average net assets (000)	$13,945,112		$12,592,981
Ratios to average net assets:
Expense after waivers and/or expense reimbursement	.07%	(d)	.07%	(d)
Expense before waivers and/or expense reimbursement	.16%	(d)	.16%	(d)
Net investment income (loss)	.96%	(d)	.61%	(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Commencement of operations.
(d)	Annualized.

See Notes to Financial Statements.

60

Approval of Advisory Agreements

Prudential Core Ultra-Short Bond Fund

Prudential Core Short-Term Bond Fund

The Board of Trustees

The Board of Trustees (the “Board”) of Prudential Core Short-Term Bond Fund and Prudential Core Ultra-Short Bond Fund1 (each, a “Fund,” and collectively, the “Funds”) consists of twelve individuals, nine of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Funds and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees,2 met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the

[1]	Prudential Core Short-Term Bond Fund and Prudential Ultra-Short Bond Fund are both series of Prudential Investment Portfolios 2.
[2]

Barry H. Evans and Laurie Simon Hodrick joined the Board effective as of September 1, 2017. Neither Mr. Evans nor Ms. Hodrick participated in the consideration of the approval of the Funds’ advisory agreements.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

The Trustees determined that the overall arrangements between the Funds and PGIM Investments, which serves as the Funds’ investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments and PGIM Fixed Income. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Funds, as well as the provision of fund recordkeeping, compliance, and other services to each Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, which it noted had been selected by PGIM Investments, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund and PGIM

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Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Funds by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Funds’ investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to each Fund during the year ended December 31, 2016 exceeded the benefits gained by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the Funds do not have a traditional management structure, because they are operated at cost. Accordingly, the Board determined that the Funds, which have low expenses, benefit directly from any cost savings experienced by PGIM Investments.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments and PGIM Fixed Income and their affiliates as a result of their relationship with the Funds. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Funds’ transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Funds for the one-, three-, five-, and ten-year periods ended December 31, 2016. With respect to the fees and expenses of each Fund, because each Fund is operated at cost, the Board did not consider fees and expenses as a meaningful factor in its deliberations.

The mutual funds included in each Fund’s Peer Universe (the Lipper Institutional Money Market Funds Performance Universe3 for Prudential Core Ultra-Short Bond Fund, and the Lipper Ultra-Short Obligation Funds Performance Universe4 for Prudential Core Short-Term Bond Fund), which was used to consider performance, and the Peer Groups, which were used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided supplemental data compiled by Broadridge for the Board’s consideration. The comparisons placed each Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

[3]

Although the Fund is classified in the Lipper Ultra-Short Obligation Funds Performance Universe, the Lipper Institutional Money Market Funds Performance Universe was utilized because PGIM Investments believes that the funds included in this Universe provide a more appropriate basis for performance comparisons.

[4]

Although the Fund is classified in the Lipper Short Investment-Grade Debt Funds Performance Universe, the Lipper Ultra-Short Obligation Funds Performance Universe was utilized because PGIM Investments believes that the funds included in this Universe provide a more appropriate basis for performance comparisons.

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Prudential Core Ultra-Short Bond Fund	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period, though it slightly underperformed over the other periods.
•	The Board noted that the Fund’s net performance (which reflects the impact of Fund fees and subsidies) in relation to the Peer Universe was in the first quartile over all periods.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Prudential Core Short-Term Bond Fund	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each Fund and its shareholders.

Prudential Investment Portfolios 2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 21, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	September 21, 2017